CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details 3) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (579,015)	$ 3,608,171	$ 3,652,174	$ 3,127,729	$ 2,672,355	$ 2,746,249	$ 1,369,007	$ 3,042,076	$ 9,809,059	$ 9,829,688	$ 8,064,777
Adjustments to reconcile net income to net cash from operating activities:
Net change in other assets and liabilities									5,089,942	(11,397)	3,069,778
Net cash provided by (used in) operating activities									124,153,435	(45,347,555)	183,890,009
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash (used in) provided by investing activities									(17,717,219)	23,181,282	9,664,896
CASH FLOWS FROM FINANCING ACTIVITIES:
Purchase of equity trust shares from Treasury, net									566,527	339,517	446,684
Proceeds from stock options exercised									210,361	503,422	193,955
Commission on shares purchased for dividend reinvestment plan									(24,027)	(22,013)	(27,399)
Repurchase of preferred shares, net					(6,600,000)				(7,951,199)	(6,608,067)
Repurchase of common stock warrant					(1,100,000)					(1,110,000)
Dividends paid on common stock									(4,326,992)	(4,301,725)	(4,177,009)
Dividends paid on preferred stock									(1,234,529)	(1,626,900)	(1,626,900)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation									(635,372)	(485,704)	(129,387)
Net cash (used in) provided by financing activities									(82,462,560)	27,430,189	(152,086,703)
Net increase in cash and cash equivalents									23,973,656	5,263,916	41,468,202
Parent-company-only
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income									9,809,059	9,829,688	8,064,777
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank									(10,514,484)	(9,910,238)	(8,074,569)
Net change in other assets and liabilities									95,332	(592,088)	(319,761)
Net cash provided by (used in) operating activities									(610,093)	(672,638)	(329,553)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received for investment in joint venture									60,000
Dividends received from Bank									12,000,000	13,500,000	6,000,000
Decrease (increase) in intercompany loan									850,000	(1,010,000)	(1,450,000)
Net cash (used in) provided by investing activities									12,910,000	12,490,000	4,550,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Purchase of equity trust shares from Treasury, net									566,527	339,517	446,684
Proceeds from stock options exercised									210,361	503,422	193,955
Proceeds received from Bank for stock-based compensation									1,424,085	1,357,604	1,009,710
Commission on shares purchased for dividend reinvestment plan									(24,027)	(22,013)	(27,399)
Repurchase of preferred shares, net									(7,951,199)	(6,608,067)
Repurchase of common stock warrant										(1,110,000)
Dividends paid on common stock									(4,326,992)	(4,301,725)	(4,177,009)
Dividends paid on preferred stock									(1,234,529)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan									99,997	100,000	99,998
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation									(635,372)	(485,704)	(129,387)
Net cash (used in) provided by financing activities									(11,871,149)	(11,853,866)	(4,210,348)
Net increase in cash and cash equivalents									428,758	(36,504)	10,099
Cash and cash equivalents at beginning of year				82,678				119,182	82,678	119,182	109,083
Cash and cash equivalents at end of year	$ 511,436				$ 82,678				$ 511,436	$ 82,678	$ 119,182